Income Taxes (Details) - Schedule of Income Tax Expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current income tax expense	¥ (2,613)	$ (368)	¥ (5)
Deferred income tax expense
Income tax expenses	¥ (2,613)	$ (368)	¥ (5)	¥ (2,582)